Material Accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting policies
Schedule of company's financial instrument

The following are the Company’s financial instruments as at December 31, 2024 and 2023:

Classification

Cash	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Derivative warrant liability	FVTPL
Lease obligations	Amortized cost